CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Millions, except Share data, unless otherwise specified		Total	Citigroup stockholders' equity	Preferred stock at aggregate liquidation value	Citigroup common stockholders' equity	Common stock and additional paid-in capital	Retained earnings	Treasury stock, at cost	Citigroup's accumulated other comprehensive income (loss)	Noncontrolling interests
Balance, beginning of year at Dec. 31, 2011				$ 312		$ 105,833	$ 90,520	$ (1,071)	$ (17,788)	$ 1,767
Adjusted balance, beginning of year at Dec. 31, 2011							90,131
Balance, beginning of year (in shares) at Dec. 31, 2011				12,000		2,937,756,000		13,878,000
Adjustment to opening balance, net of taxes (Accounting Standards Update 2010-26)	[1]						(107)
Adjustment to opening balance, net of taxes (Accounting Standards Update 2014-01)	[2]						(282)
Increase (Decrease) in Stockholders' Equity
Issuance of new preferred stock				2,250
Issuance of new preferred stock (in shares)				90,000
Employee benefit plans						597
Employee benefit plans (in shares)						9,037,000
Issuance of shares and T-DECs for TARP repayment (in shares)		96,338,000
Other						(9)	1			(224)
Other (in shares)						22,000
Net income attributable to noncontrolling-interest shareholders		7,710					7,491			219
Common dividends	[3]						(120)
Preferred dividends		(26)					(26)
Tax benefit		0					0
Employee benefit plans	[4]							229
Employee benefit plans (in shares)	[4]							(253,000)
Treasury stock acquired	[5]							(5)
Treasury stock acquired (in shares)	[5]							(138,000)
Other comprehensive income (loss) attributable to noncontrolling-interest shareholders									892	90
Initial origination of a noncontrolling interest										88
Transactions between noncontrolling-interest shareholders and the related consolidated subsidiary										0
Transactions between Citigroup and the noncontrolling-interest shareholders										41
Dividends paid to noncontrolling-interest shareholders										(33)
Net change in noncontrolling interests										181
Balance, end of year at Dec. 31, 2012		190,665	188,717	2,562	186,155	106,421	97,477	(847)	(16,896)	1,948
Balance, end of year (in shares) at Dec. 31, 2012				102,000	3,028,884,000	3,043,153,000		14,269,000
Adjusted balance, beginning of year at Dec. 31, 2012							97,477
Increase (Decrease) in Stockholders' Equity
Issuance of new preferred stock				4,270
Issuance of new preferred stock (in shares)				171,000
Redemption of preferred stock				(94)
Redemption of preferred stock (in shares)				(3,000)
Employee benefit plans						878
Employee benefit plans (in shares)						18,930,000
Preferred stock issuance expense						(78)
Issuance of shares and T-DECs for TARP repayment (in shares)		0
Other						3	(1)			(187)
Other (in shares)						16,000
Net income attributable to noncontrolling-interest shareholders		13,886					13,659			227
Common dividends	[3]						(120)
Preferred dividends		(194)					(194)
Tax benefit		0					0
Employee benefit plans	[4]							26
Employee benefit plans (in shares)	[4]							(1,629,000)
Treasury stock acquired	[5]							(837)
Treasury stock acquired (in shares)	[5]							(16,958,000)
Other comprehensive income (loss) attributable to noncontrolling-interest shareholders									(2,237)	(17)
Initial origination of a noncontrolling interest										6
Transactions between noncontrolling-interest shareholders and the related consolidated subsidiary										(2)
Transactions between Citigroup and the noncontrolling-interest shareholders										(118)
Dividends paid to noncontrolling-interest shareholders										(63)
Net change in noncontrolling interests										(154)
Balance, end of year at Dec. 31, 2013		205,786	203,992	6,738	197,254	107,224	110,821	(1,658)	(19,133)	1,794
Balance, end of year (in shares) at Dec. 31, 2013				270,000	3,029,243,000	3,062,099,000		32,856,000
Adjusted balance, beginning of year at Dec. 31, 2013							110,821
Increase (Decrease) in Stockholders' Equity
Issuance of new preferred stock				3,730
Issuance of new preferred stock (in shares)				149,000
Employee benefit plans						798
Employee benefit plans (in shares)						19,928,000
Preferred stock issuance expense						(31)
Issuance of shares and T-DECs for TARP repayment (in shares)		0
Other						19	1			(182)
Other (in shares)						11,000
Net income attributable to noncontrolling-interest shareholders		7,502					7,310			192
Common dividends	[3]						(122)
Preferred dividends		(511)					(511)
Tax benefit		353					353
Employee benefit plans	[4]							(39)
Employee benefit plans (in shares)	[4]							(483,000)
Treasury stock acquired	[5]							(1,232)
Treasury stock acquired (in shares)	[5]							(24,780,000)
Other comprehensive income (loss) attributable to noncontrolling-interest shareholders									(4,083)	(106)
Initial origination of a noncontrolling interest										0
Transactions between noncontrolling-interest shareholders and the related consolidated subsidiary										0
Transactions between Citigroup and the noncontrolling-interest shareholders										(96)
Dividends paid to noncontrolling-interest shareholders										(91)
Net change in noncontrolling interests										(283)
Balance, end of year at Dec. 31, 2014		$ 211,696	$ 210,185	$ 10,468	$ 199,717	$ 108,010	$ 117,852	$ (2,929)	$ (23,216)	$ 1,511
Balance, end of year (in shares) at Dec. 31, 2014				419,000	3,023,919,000	3,082,038,000		58,119,000

[1]	The adjustment to opening Retained earnings in 2012 represents the cumulative effect of adopting ASU 2010-26, Financial Services-Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.
[2]	Citi adopted ASU 2014-01 Investments-Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Affordable Housing (adoption of LIHTC), in the first quarter of 2015 on a retrospective basis. This adjustment to opening Retained earnings represents the impact to periods prior to January 1, 2012 and is shown as an adjustment to the opening balance since 2012 is the earliest period disclosed in this statement. The ($349) million total impact to Retained earnings resulting from the adoption of LIHTC was comprised of the ($282) million impact prior to 2012 and the ($50) million, ($14) million and ($3) million impact to Retained earnings in 2012, 2013 and 2014, respectively. See Note 1 to the Consolidated Financial Statements for additional information.
[3]	Common dividends declared were $0.01 per share in the first, second, third and fourth quarters of 2014, 2013 and 2012.
[4]	Includes treasury stock related to (i) certain activity on employee stock option program exercises where the employee delivers existing shares to cover the option exercise, or (ii) under Citi’s employee restricted or deferred stock programs where shares are withheld to satisfy tax requirements.
[5]	For 2014 and 2013, primarily consists of open market purchases under Citi’s Board of Directors-approved common stock repurchase program.